ITEM 1. SCHEDULE OF INVESTMENTS

T. ROWE PRICE GROWTH STOCK FUND
Unaudited	September 30, 2006
Portfolio of Investments †	Shares	Value
(Cost and value in $000s)

COMMON STOCKS 97.1%
CONSUMER DISCRETIONARY 12.3%
Hotels, Restaurants & Leisure 2.1%
Carnival	1,797,000	84,513
International Game Technology	2,265,000	93,997
MGM Mirage (1)	1,895,000	74,834
Wynn Resorts (1)	1,484,000	100,927
		354,271
Household Durables 1.8%
Garmin	1,017,800	49,648
Harman International	1,608,000	134,172
Lennar, Class A	2,473,200	111,912
		295,732
Internet & Catalog Retail 1.2%
Amazon.com (1)	3,090,000	99,251
Liberty Media Interactive, Class A (1)	4,730,850	96,415
		195,666
Media 2.4%
EchoStar Communications, Class A (1)	1,750,000	57,295
Grupo Televisa ADR	4,450,000	94,607
Liberty Media Capital, Class A (1)	1,525,000	127,444
Viacom, Class B (1)	3,132,200	116,455
		395,801
Multiline Retail 2.6%
Kohl's (1)	4,082,800	265,055
Target	2,956,200	163,330
		428,385
Specialty Retail 1.7%
Best Buy	868,250	46,504
Home Depot	3,897,200	141,351
PETsMART	3,737,700	103,721
		291,576
Textiles, Apparel & Luxury Goods 0.5%
Nike, Class B	988,300	86,595
		86,595
Total Consumer Discretionary		2,048,026
CONSUMER STAPLES 5.9%
Beverages 1.1%
InBev (EUR)	730,000	40,212
PepsiCo	2,315,300	151,096
		191,308
Food & Staples Retailing 3.3%
Sysco	1,725,000	57,701
Wal-Mart	6,035,800	297,686
Wal-Mart de Mexico ADR	1,171,000	39,755
Walgreen	2,388,600	106,030
Whole Foods Market	725,000	43,087
		544,259
Household Products 1.5%
Procter & Gamble	2,892,000	179,246
Reckitt Benckiser (GBP)	1,790,000	74,171
		253,417
Total Consumer Staples		988,984
ENERGY 6.1%
Energy Equipment & Services 2.9%
Baker Hughes	2,620,000	178,684
Schlumberger	5,081,200	315,187
		493,871
Oil, Gas & Consumable Fuels 3.2%
EOG Resources	1,105,000	71,880
ExxonMobil	2,565,900	172,172
Murphy Oil	1,901,400	90,411
Total (EUR)	2,955,000	194,004
		528,467
Total Energy		1,022,338
FINANCIALS 20.2%
Capital Markets 9.2%
Charles Schwab	7,088,600	126,886
E*TRADE Financial (1)	5,738,000	137,253
Franklin Resources	1,200,000	126,900
Goldman Sachs	709,100	119,958
Legg Mason	1,363,400	137,512
Morgan Stanley	1,986,100	144,807
Northern Trust	2,073,000	121,125
State Street	3,046,100	190,077
TD Ameritrade Holding	3,549,000	66,899
UBS (CHF)	6,045,000	361,588
		1,533,005
Commercial Banks 2.2%
Anglo Irish Bank (EUR)	7,537,300	123,831
Erste Bank der Oesterreich Sparkasse (EUR)	2,020,000	125,827
UniCredito Italiano (EUR)	13,850,000	115,001
		364,659
Consumer Finance 3.3%
American Express	4,930,300	276,491
SLM Corporation	5,218,100	271,237
		547,728
Diversified Financial Services 1.6%
Citigroup	5,404,700	268,452
		268,452
Insurance 3.1%
American International Group	3,980,000	263,715
Hartford Financial Services	1,260,000	109,305
Prudential Financial	1,950,000	148,687
		521,707
Thrifts & Mortgage Finance 0.8%
Countrywide Credit	2,444,000	85,638
Housing Development Finance (INR)	1,185,000	39,659
		125,297
Total Financials		3,360,848
HEALTH CARE 17.6%
Biotechnology 3.8%
Amgen (1)	3,374,200	241,357
Celgene (1)	1,925,000	83,353
Genentech (1) (2)	1,963,500	162,382
Gilead Sciences (1)	2,133,000	146,537
		633,629
Health Care Equipment & Supplies 2.8%
Medtronic	3,874,900	179,950
St. Jude Medical (1)	1,580,800	55,787
Stryker	2,124,000	105,329
Zimmer Holdings (1)	1,822,500	123,019
		464,085
Health Care Providers & Services 7.5%
Aetna	2,517,500	99,567
Caremark RX	4,490,000	254,448
Humana (1)	1,838,700	121,520
Medco (1)	1,735,000	104,291
Quest Diagnostics	1,456,000	89,049
UnitedHealth Group	8,240,100	405,413
WellPoint (1)	2,159,500	166,389
		1,240,677
Pharmaceuticals 3.5%
Eli Lilly	865,000	49,305
Novartis (CHF)	2,820,000	164,622
Pfizer	1,770,000	50,197
Roche Holding (CHF)	980,000	169,433
Sepracor (1)	1,491,163	72,232
Wyeth	1,690,000	85,920
		591,709
Total Health Care		2,930,100
INDUSTRIALS & BUSINESS SERVICES 8.2%
Aerospace & Defense 0.5%
General Dynamics	1,091,000	78,192
		78,192
Airlines 0.7%
Southwest Airlines	6,813,500	113,513
		113,513
Industrial Conglomerates 4.8%
GE	19,290,900	680,969
Tyco International	4,000,000	111,960
		792,929
Machinery 2.1%
Danaher	3,810,600	261,674
Deere	844,600	70,870
Joy Global	600,000	22,542
		355,086
Trading Companies & Distributors 0.1%
Fastenal	500,000	19,285
		19,285
Total Industrials & Business Services		1,359,005
INFORMATION TECHNOLOGY 21.2%
Communications Equipment 3.3%
Cisco Systems (1)	7,907,500	181,872
Corning (1)	3,569,900	87,141
Juniper Networks (1)	7,453,700	128,800
LM Ericsson (SEK)	27,729,000	96,308
Nokia (EUR)	995,000	19,768
QUALCOMM	812,600	29,538
		543,427
Computers & Peripherals 1.8%
Apple Computer (1)	1,747,900	134,641
Dell (1)	2,882,600	65,838
EMC (1)	7,518,100	90,067
		290,546
Internet Software & Services 2.9%
eBay (1)	1,937,000	54,933
Google, Class A (1)	553,400	222,411
Yahoo! (1)	7,928,500	200,433
		477,777
IT Services 4.1%
Accenture, Class A	8,708,400	276,143
Affiliated Computer Services, Class A (1)	1,315,000	68,196
Automatic Data Processing	4,281,000	202,663
First Data	1,304,000	54,768
Infosys Technologies (INR)	2,170,000	87,691
		689,461
Semiconductor & Semiconductor Equipment 5.2%
Analog Devices	3,491,400	102,612
Applied Materials	6,387,000	113,242
Intel	2,716,000	55,868
Marvell Technology Group (1)	8,905,300	172,496
Maxim Integrated Products	5,157,200	144,763
Samsung Electronics (KRW)	90,925	63,800
Texas Instruments	2,430,000	80,797
Xilinx	5,950,700	130,618
		864,196
Software 3.9%
Adobe Systems (1)	2,739,787	102,605
Amdocs (1)	3,138,500	124,285
Intuit (1)	2,056,000	65,977
Microsoft	10,284,525	281,076
Oracle (1)	4,519,000	80,167
		654,110

Total Information Technology		3,519,517
MATERIALS 1.4%
Chemicals 0.6%
Monsanto	1,962,200	92,243
		92,243
Metals & Mining 0.8%
BHP Billiton (AUD)	6,955,000	133,006
		133,006

Total Materials		225,249
TELECOMMUNICATION SERVICES 4.2%
Diversified Telecommunication Services 0.6%
Telus, Non-voting shares	1,776,000	99,403
		99,403
Wireless Telecommunication Services 3.6%
America Movil ADR, Series L	4,187,900	164,878
Bharti Airtel (INR) (1)	10,025,000	108,760
Crown Castle International (1)	4,998,200	176,136
Rogers Communications, Class B	2,730,000	149,795
		599,569
Total Telecommunication Services		698,972
Total Common Stocks (Cost $13,160,362)		16,153,039
SHORT-TERM INVESTMENTS 2.8%
Money Market Funds 2.8%
T. Rowe Price Reserve Investment Fund, 5.37% (3)(4)	458,291,384	458,291
Total Short-Term Investments (Cost $458,291)		458,291
Total Investments in Securities
99.9% of Net Assets (Cost $13,618,653)		$16,611,330

†	Denominated in U.S. dollars unless otherwise noted
(1)	Non-income producing
(2)	All or a portion of this security is pledged to cover written call options at
September 30, 2006.
(3)	Seven-day yield
(4)	Affiliated company - see Note 4
ADR	American Depository Receipts
AUD	Australian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
INR	Indian Rupee
KRW	South Korean Won
SEK	Swedish Krona

OPTIONS WRITTEN 0.0%
Genetech, Call, 12/16/06 @ $90.00 (1)	(2,000)	(285)
Total Options Written (Cost $(492))		(285)

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Growth Stock Fund
Unaudited	September 30, 2006
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Growth Stock Fund, Inc. (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide long-term capital growth and, secondarily, increasing dividend income through investments in the common stocks of well-established growth companies.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Purchased and written options are valued at the mean of the closing bid and asked prices.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Investment Transactions

Investment transactions are accounted for on the trade date.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Options

The fund may invest in call and put options that give the holder the right to purchase or sell, respectively, a security at a specified price on a certain date. Risks arise from possible illiquidity of the options market and from movements in security values. Options are reflected in the accompanying Portfolio of Investments at market value.

NOTE 3 - FEDERAL INCOME TAXES

At September 30, 2006, the cost of investments for federal income tax purposes was $13,618,653,000. Net unrealized gain aggregated $2,992,999,000 at period-end, of which $3,211,408,000 related to appreciated investments and $218,409,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Funds pay no investment management fees. During the nine months ended September 30, 2006, dividend income from the T. Rowe Price Reserve Funds totaled $15,170,000, and the value of shares of the T. Rowe Price Reserve Funds held at September 30, 2006, and December 31, 2005 was $458,291,000 and $450,829,000, respectively.

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Growth Stock Fund, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	November 17, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	November 17, 2006

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	November 17, 2006